Fees Summary	Jan. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 561,000
Previously Paid Amount	0.00
Total Fee Amount	85.89
Total Offset Amount	0.00
Net Fee	85.89
Narrative - Max Aggregate Offering Price	$ 561,000
Final Prospectus	true